Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents	$ 44,996	$ 56,582
Securities, available for sale at fair value	585,923	675,109
Securities, held to maturity at cost (fair value 2013: $263,697; 2012: $273,671)	283,814	269,783
Loans, held for sale	6,225	15,183
Loans receivable, net of allowance for loan losses (allowance 2013: $23,110; 2012: $25,282)	1,727,762	1,503,515
Restricted investments in bank stock	20,564	15,450
Premises and equipment, net	75,783	78,788
Other assets	36,051	20,465
Total assets	2,781,118	2,634,875
Liabilities and Stockholders' Equity
Noninterest-bearing	443,287	455,000
Interest-bearing	1,796,334	1,776,291
Total deposits	2,239,621	2,231,291
Short-term borrowing	277,750	113,225
Long-term debt	15,800	40,800
Other liabilities	17,764	14,172
Total liabilities	2,550,935	2,399,488
Stockholders' Equity:
Preferred stock - Series A noncumulative; $10.00 par value; $1,000 liquidation preference; (1,000,000 shares authorized; 40,000 shares issued and outstanding)	400	400
Common stock - $1.00 par value; 25,000,000 shares authorized; (issued and outstanding shares 2013: 14,157,219; 2012: 14,131,263)	14,157	14,131
Surplus	158,650	157,305
Retained earnings	73,491	56,311
Accumulated other comprehensive income (loss)	(16,515)	7,240
Total stockholders' equity	230,183	235,387
Total liabilities and stockholders' equity	$ 2,781,118	$ 2,634,875